Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Spear Alpha ETF
Shareholder Report [Line Items]
Fund Name	Spear Alpha ETF
Class Name	Spear Alpha ETF
Trading Symbol	SPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Spear Alpha ETF for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spear-funds.com/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://spear-funds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spear Alpha ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
- The Fund’s performance was positively impacted by several developments in artificial intelligence (“AI”) which ignited a new cycle of investment. We believe we are in the early innings of the next technology wave amplified by AI.
- AI’s positive impact was mostly evident on the hardware side, with software significantly lagging, which is typical of a recovery cycle. As we get further into the cycle, the recovery typically broadens from early-cycle semis to software and applications.
- Uncertainty around interest rates and potential cuts negatively affected our performance, especially in the second half of the 2024 fiscal year. Next-gen technology leaders are particularly sensitive to interest rates and benefit from stable or declining rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/03/2021)
Spear Alpha ETF NAV	27.97	5.87
Spear Alpha ETF Market	28.31	5.90
S&P 500® Index	24.56	9.22
NASDAQ Composite Total Return Index	29.61	7.37

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://spear-funds.com/ for more recent performance information. Visit https://spear-funds.com/ for more recent performance information.
Net Assets	$ 68,875,331
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 272,525
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$68,875,331
Number of Holdings	24
Net Advisory Fee	$272,525
Portfolio Turnover	107%
30-Day SEC Yield	-0.50%

Holdings [Text Block]

Top Sectors	(%)
Technology	73.0%
Communications	10.3%
Utilities	8.8%
Industrial	5.5%
Energy	0.8%
Basic Materials	0.0%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	12.5%
Zscaler, Inc.	9.9%
Cloudflare, Inc.	7.6%
Snowflake, Inc.	6.9%
Advanced Micro Devices, Inc.	6.5%
Shopify, Inc.	5.9%
Datadog, Inc.	4.9%
Crowdstrike Holdings, Inc.	4.8%
Marvell Technology, Inc.	4.7%
Amphenol Corp.	4.7%

Updated Prospectus Web Address	https://spear-funds.com/